Pension and Postretirement Benefit Plans (Detail 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Percentage of interest rate sensitivity of liabilites offset by investment strategy	50.00%
Amount of company's common stock contributed by company		$ 600
Total, before other items to reconcile	11,723	10,635
Other items to reconcile to fair value of plan assets	(148)	(142)
Fair value of plan assets	11,575	10,493	9,243
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	3,882	2,983
United States Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	2,434	2,340
United States Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	942	639
United States Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	506	4	1
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	1,202	1,215
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1,190	1,206
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	5	6
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	7	3
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	1,244	1,128
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1,244	1,128
United States Qualified and Non-qualified Pension Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	684	633
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	684	633
United States Qualified and Non-qualified Pension Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	253
United States Qualified and Non-qualified Pension Benefits | Index funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	253
United States Qualified and Non-qualified Pension Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	499
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	499
United States Qualified and Non-qualified Pension Benefits | Other - equities
Benefit Plan Information
Fair value of plan assets		7
United States Qualified and Non-qualified Pension Benefits | Other - equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		6
United States Qualified and Non-qualified Pension Benefits | Other - equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets		1
United States Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	2,904	2,797
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	748	783
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	2,012	1,829
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	144	185	122
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	1,035	891
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	562	610
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	473	281
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Fair value of plan assets	28	29
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	20	20
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	8	9
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	1,042	1,222
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	168	147
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	874	1,059
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets		16
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	205	175
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	205	175
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	289	165
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	289	165
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities
Benefit Plan Information
Fair value of plan assets	16	20
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	16	20
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	31	56
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	31	56
United States Qualified and Non-qualified Pension Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	34	36
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	34
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets		36
United States Qualified and Non-qualified Pension Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	279	253
United States Qualified and Non-qualified Pension Benefits | Private placements | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	135	120
United States Qualified and Non-qualified Pension Benefits | Private placements | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	144	133
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(55)	(50)
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	(2)	6
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	(53)	(56)
United States Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	2,079	1,997
United States Qualified and Non-qualified Pension Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	4	36
United States Qualified and Non-qualified Pension Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	2,075	1,961	2,054
United States Qualified and Non-qualified Pension Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	613	569
United States Qualified and Non-qualified Pension Benefits | Buyouts | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	613	569
United States Qualified and Non-qualified Pension Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	376	359
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	376	359
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	23	32
United States Qualified and Non-qualified Pension Benefits | Growth equity | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	4	32
United States Qualified and Non-qualified Pension Benefits | Growth equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	19
United States Qualified and Non-qualified Pension Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	93	102
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	93	102
United States Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	159	134
United States Qualified and Non-qualified Pension Benefits | Real estate | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	159	134
United States Qualified and Non-qualified Pension Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	165	147
United States Qualified and Non-qualified Pension Benefits | Secondary | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	165	147
United States Qualified and Non-qualified Pension Benefits | Other - private equity
Benefit Plan Information
Fair value of plan assets	67	137
United States Qualified and Non-qualified Pension Benefits | Other - private equity | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		4
United States Qualified and Non-qualified Pension Benefits | Other - private equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	67	133
United States Qualified and Non-qualified Pension Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	583	517
United States Qualified and Non-qualified Pension Benefits | Venture capital | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	583	517
United States Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	1,765	1,766
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	1,142	1,038
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	623	728	1,548
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	1,201	1,141
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	1,142	1,038
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	59	103
United States Qualified and Non-qualified Pension Benefits | Bank loan funds
Benefit Plan Information
Fair value of plan assets	564	625
United States Qualified and Non-qualified Pension Benefits | Bank loan funds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	564	625
United States Qualified and Non-qualified Pension Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	449	396
United States Qualified and Non-qualified Pension Benefits | Commodities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	338	159
United States Qualified and Non-qualified Pension Benefits | Commodities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	111	237
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents.
Benefit Plan Information
Fair value of plan assets	644	696
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	35	552
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	609	144
United States Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	3,221	3,711
United States Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	5,043	3,809
United States Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	3,459	3,115	3,725
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	4,420	3,918
Other items to reconcile to fair value of plan assets	(65)	(21)
Fair value of plan assets	4,355	3,897	3,022
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	1,774	1,619
International Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1,218	1,330
International Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	458	275
International Qualified and Non-qualified Pension Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	98	14	23
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Fair value of plan assets	371
International Qualified and Non-qualified Pension Benefits | Growth equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	300
International Qualified and Non-qualified Pension Benefits | Growth equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	70
International Qualified and Non-qualified Pension Benefits | Growth equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	1
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Fair value of plan assets	396
International Qualified and Non-qualified Pension Benefits | Value equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	369
International Qualified and Non-qualified Pension Benefits | Value equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	27
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Fair value of plan assets	1,007
International Qualified and Non-qualified Pension Benefits | Core equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	549
International Qualified and Non-qualified Pension Benefits | Core equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	361
International Qualified and Non-qualified Pension Benefits | Core equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	97
International Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	1,789	1,550
International Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	384	505
International Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	1,371	1,023
International Qualified and Non-qualified Pension Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	34	22	21
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Fair value of plan assets	656
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	194
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	455
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	7
International Qualified and Non-qualified Pension Benefits | Domestic fixed income
Benefit Plan Information
Fair value of plan assets		928
International Qualified and Non-qualified Pension Benefits | Domestic fixed income | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		283
International Qualified and Non-qualified Pension Benefits | Domestic fixed income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets		623
International Qualified and Non-qualified Pension Benefits | Domestic fixed income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets		22
International Qualified and Non-qualified Pension Benefits | Foreign government debt
Benefit Plan Information
Fair value of plan assets	398
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	51
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	345
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	2
International Qualified and Non-qualified Pension Benefits | Foreign fixed income
Benefit Plan Information
Fair value of plan assets		622
International Qualified and Non-qualified Pension Benefits | Foreign fixed income | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		222
International Qualified and Non-qualified Pension Benefits | Foreign fixed income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets		400
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Fair value of plan assets	707
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	139
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	555
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	13
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt
Benefit Plan Information
Fair value of plan assets	14
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	14
International Qualified and Non-qualified Pension Benefits | Other debt obligations
Benefit Plan Information
Fair value of plan assets	14
International Qualified and Non-qualified Pension Benefits | Other debt obligations | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	2
International Qualified and Non-qualified Pension Benefits | Other debt obligations | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	12
International Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	88	62
International Qualified and Non-qualified Pension Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	18	3
International Qualified and Non-qualified Pension Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	70	59	53
International Qualified and Non-qualified Pension Benefits | Private equity funds
Benefit Plan Information
Fair value of plan assets	29	8
International Qualified and Non-qualified Pension Benefits | Private equity funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	15
International Qualified and Non-qualified Pension Benefits | Private equity funds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	14	8
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	59	54
International Qualified and Non-qualified Pension Benefits | Real estate | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	3	3
International Qualified and Non-qualified Pension Benefits | Real estate | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	56	51
International Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	527	479
International Qualified and Non-qualified Pension Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	183	104
International Qualified and Non-qualified Pension Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	344	375	337
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Fair value of plan assets	130
International Qualified and Non-qualified Pension Benefits | Hedge funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	130
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Fair value of plan assets	344	375
International Qualified and Non-qualified Pension Benefits | Insurance | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	344	375
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return
Benefit Plan Information
Fair value of plan assets	50
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	50
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return
Benefit Plan Information
Fair value of plan assets	3	104
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	3	104
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents.
Benefit Plan Information
Fair value of plan assets	242	208
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	233	208
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	9
International Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1,835	2,043
International Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	2,039	1,405
International Qualified and Non-qualified Pension Benefits | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	546	470	434
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,169	1,091
Other items to reconcile to fair value of plan assets	(20)	(16)
Fair value of plan assets	1,149	1,075	929
Postretirement Benefits | Equities
Benefit Plan Information
Fair value of plan assets	522	466
Postretirement Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	440	416
Postretirement Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	66	50
Postretirement Benefits | Equities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	16
Postretirement Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	392	377
Postretirement Benefits | U.S. equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	392	377
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	48	39
Postretirement Benefits | Non-U.S. equities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	48	39
Postretirement Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	21	19
Postretirement Benefits | EAFE index funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	21	19
Postretirement Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	45	31
Postretirement Benefits | Index funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	45	31
Postretirement Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	16
Postretirement Benefits | Long/short equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	16
Postretirement Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	308	266
Postretirement Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	56	50
Postretirement Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	248	210
Postretirement Benefits | Fixed Income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	4	6	4
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	210	167
Postretirement Benefits | U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	50	45
Postretirement Benefits | U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	160	122
Postretirement Benefits | Preferred securities
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Preferred securities | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	54	63
Postretirement Benefits | U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	5	4
Postretirement Benefits | U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	49	59
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	11	10
Postretirement Benefits | Non-U.S. corporate bonds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	11	10
Postretirement Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	10	5
Postretirement Benefits | Non-U.S. government securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	10	5
Postretirement Benefits | Asset-backed securities
Benefit Plan Information
Fair value of plan assets	3	2
Postretirement Benefits | Asset-backed securities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	3	2
Postretirement Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	7	7
Postretirement Benefits | Collateralized mortgage obligations | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	7	7
Postretirement Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	2	2
Postretirement Benefits | Other - fixed income | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	2
Postretirement Benefits | Other - fixed income | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets		2
Postretirement Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	12	11
Postretirement Benefits | Private placements | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	8	7
Postretirement Benefits | Private placements | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	4	4
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(2)	(2)
Postretirement Benefits | Derivative instruments | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	(2)	(2)
Postretirement Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	226	246
Postretirement Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		1
Postretirement Benefits | Private Equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	226	245	265
Postretirement Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	57	52
Postretirement Benefits | Buyouts | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	57	52
Postretirement Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	18	17
Postretirement Benefits | Distressed debt | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	18	17
Postretirement Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Growth equity | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets		1
Postretirement Benefits | Growth equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	1
Postretirement Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Mezzanine | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	5	4
Postretirement Benefits | Real estate | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	5	4
Postretirement Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	5	5
Postretirement Benefits | Secondary | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	5	5
Postretirement Benefits | Other - private equity
Benefit Plan Information
Fair value of plan assets	43	75
Postretirement Benefits | Other - private equity | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	43	75
Postretirement Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	94	89
Postretirement Benefits | Venture capital | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	94	89
Postretirement Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	56	53
Postretirement Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	36	31
Postretirement Benefits | Absolute Return | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	20	22	47
Postretirement Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	38	34
Postretirement Benefits | Hedge funds and hedge fund of funds | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	36	31
Postretirement Benefits | Hedge funds and hedge fund of funds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	2	3
Postretirement Benefits | Bank loan funds
Benefit Plan Information
Fair value of plan assets	18	19
Postretirement Benefits | Bank loan funds | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	18	19
Postretirement Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	14	12
Postretirement Benefits | Commodities | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	11	5
Postretirement Benefits | Commodities | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	3	7
Postretirement Benefits | Cash and Cash Equivalents.
Benefit Plan Information
Fair value of plan assets	43	48
Postretirement Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	1	43
Postretirement Benefits | Cash and Cash Equivalents. | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	42	5
Postretirement Benefits | Fair Value Measurements Using Inputs Considered as Level 1
Benefit Plan Information
Fair value of plan assets	497	510
Postretirement Benefits | Fair Value Measurements Using Inputs Considered as Level 2
Benefit Plan Information
Fair value of plan assets	403	301
Postretirement Benefits | Fair Value Measurements Using Inputs Considered as Level 3
Benefit Plan Information
Fair value of plan assets	$ 269	$ 280	$ 316